Not FDIC Insured May Lose Value No Bank Guarantee

Schedule of Investments
(unaudited)
Franklin Floating Rate Master Series 2
Notes to Schedule of Investments 20

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), April 30, 2024
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
a
UTEX Industries, Inc. .......................... United States 120,386 $ 6,199,879 1 .34
a
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 18,981 0 .01
a
Oil & Gas Exploration & Production
a,b,c
Talos Energy, Inc. ............................. United States 213,184 2,782,310 0 .60
a
Total Common Stocks (Cost $ 15,205,486 ) ...............................
9,001,170 1 .95
Management Investment Companies
Asset Management & Custody Banks
d
Franklin Senior Loan ETF ....................... United States 281,166 6,859,045 1 .49
Invesco Senior Loan ETF ....................... United States 289,186 6,087,365 1 .32
12,946,410 2 .81
Total Management Investment Companies (Cost $ 13,304,935 ) .............
12,946,410 2 .81
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 3,695 0.00
†
a
Total Preferred Stocks (Cost $ 332,425 ) ..................................
3,695 0.00
†
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,b
UTEX Industries, Inc. , 2/20/49 .................... United States 321 60 0.00
†
Total Warrants (Cost $ – ) ...............................................
60 0.00
†
Principal
Amount
*
a
Corporate Bonds
Air Freight & Logistics
e,f
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 1,650,000 1,633,941 0 .36
Automotive Parts & Equipment
f
Tenneco, Inc. , Senior Secured Note , 144A, 8% , 11/17/28 United States 1,500,000 1,403,068 0 .31
Cable & Satellite
f
Directv Financing LLC / Directv Financing Co-Obligor,
Inc. , Senior Secured Note , 144A, 5.875% , 8/15/27 ... United States 1,100,000 1,026,192 0 .22
Cargo Ground Transportation
f
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 500,000 437,755 0 .10
Casinos & Gaming
f
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,380,300 0 .30
f
International Game Technology plc , Senior Secured Note ,
144A, 5.25% , 1/15/29 ......................... United States 400,000 378,121 0 .08
1,758,421 0 .38
Construction Materials
f
Cemex SAB de CV , Senior Bond , 144A, 5.2% , 9/17/30 . Mexico 750,000 710,586 0 .15

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Diversified Chemicals
f
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 $ 1,023,977 0 .22
Environmental & Facilities Services
f
GFL Environmental, Inc. , Senior Secured Note , 144A,
3.5% , 9/01/28 .............................. United States 900,000 809,989 0 .18
Health Care Services
f
MPH Acquisition Holdings LLC , Senior Secured Note ,
144A, 5.5% , 9/01/28 ......................... United States 453,000 369,597 0 .08
f,g
Radiology Partners, Inc. , Senior Secured Note , 144A,
PIK, 8.5% , 1/31/29 ........................... United States 1,299,802 1,191,973 0 .26
1,561,570 0 .34
Health Care Supplies
f
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 330,880 0 .07
Independent Power Producers & Energy Traders
f
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,028,179 0 .22
Integrated Telecommunication Services
f
Altice France SA ,
Senior Secured Note , 144A, 5.125% , 7/15/29 ....... France 800,000 522,252 0 .11
Senior Secured Note , 144A, 5.5% , 10/15/29 ........ France 1,270,000 832,828 0 .18
1,355,080 0 .29
Investment Banking & Brokerage
f
Jane Street Group / JSG Finance, Inc. , Senior Secured
Note , 144A, 4.5% , 11/15/29 .................... United States 800,000 728,287 0 .16
Movies & Entertainment
f
Banijay Entertainment SASU , Senior Secured Note ,
144A, 8.125% , 5/01/29 ........................ France 600,000 614,437 0 .13
Multi-line Insurance
f
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 474,723 0 .10
Oil & Gas Storage & Transportation
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 .. United States 450,000 430,504 0 .09
Paper & Plastic Packaging Products & Materials
f
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen
Group Issuer, Inc. , Senior Secured Note , 144A,
4.375% , 10/15/28 ............................ United States 375,000 345,499 0 .08
f
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen
Group Issuer LLC , Senior Secured Note , 144A, 4% ,
10/15/27 .................................. United States 800,000 743,028 0 .16
1,088,527 0 .24
Passenger Airlines
f
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,354,986 0 .30
f
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 659,532 652,488 0 .14
f
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5% , 10/20/25 .................... United States 237,312 234,086 0 .05
f
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 1,121,667 0 .24
3,363,227 0 .73

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Personal Care Products
f
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .... United States 392,000 $ 384,824 0 .08
Security & Alarm Services
f
Allied Universal Holdco LLC / Allied Universal Finance
Corp. , Senior Secured Note , 144A, 6.625% , 7/15/26 .. United States 1,350,000 1,347,801 0 .29
Specialized Consumer Services
f
WW International, Inc. , Senior Secured Note , 144A,
4.5% , 4/15/29 .............................. United States 1,381,000 578,977 0 .13
Wireless Telecommunication Services
f
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 294,408 0 .06
Total Corporate Bonds (Cost $ 23,863,440 ) ...............................
22,385,353 4 .85
Senior Floating Rate Interests
Advertising
h ,i
MH Sub I LLC (Micro Holding Corp.) , First Lien, 2023
May Incremental CME Term Loan , 9.566% , ( 1-month
SOFR + 4.25% ), 5/03/28 ...................... United States 3,344,193 3,337,355 0 .72
Aerospace & Defense
g
Alloy FinCo Ltd. , Term Loan, B , PIK, 14% , 3/06/25 ..... United Kingdom 5,016,084 4,224,797 0 .91
i
Dynasty Acquisition Co., Inc. ,
2024 Specified Refinancing CME Term Loan, B-1 ,
8.829% , ( 1-month SOFR + 3.5% ), 8/24/28 ......... United States 417,440 419,907 0 .09
2024 Specified Refinancing CME Term Loan, B-2 ,
8.829% , ( 1-month SOFR + 3.5% ), 8/24/28 ......... United States 160,954 161,905 0 .04
4,806,609 1 .04
a a a a a a
i
Air Freight & Logistics
h
GN Loanco LLC , CME Term Loan, B , 9.816% , ( 1-month
SOFR + 4.5% ), 12/19/30 ...................... United States 2,972,523 2,901,004 0 .63
Kenan Advantage Group, Inc. (The) , U.S. CME Term
Loan, B3 , 9.066% , ( 1-month SOFR + 3.75% ), 1/25/29 United States 2,387,183 2,391,027 0 .52
Rand Parent LLC , First Lien, CME Term Loan, B , 9.559% ,
( 3-month SOFR + 4.25% ), 3/17/30 ............... United States 2,858,304 2,876,354 0 .62
8,168,385 1 .77
a a a a a a
i
Airport Services
First Student Bidco, Inc. ,
Initial CME Term Loan, B , 8.564% , ( 3-month SOFR +
3% ), 7/21/28 ............................... United States 1,761,569 1,766,113 0 .38
Initial CME Term Loan, C , 8.564% , ( 3-month SOFR +
3% ), 7/21/28 ............................... United States 535,746 537,129 0 .12
h
LaserShip, Inc. , First Lien, Initial CME Term Loan ,
10.071% , ( 3-month SOFR + 4.5% ), 5/07/28 ........ United States 3,399,985 3,195,986 0 .69
5,499,228 1 .19
a a a a a a
Alternative Carriers
i
Zayo Group Holdings, Inc. , Initial Dollar CME Term Loan ,
8.43% , ( 1-month SOFR + 3% ), 3/09/27 ........... United States 623,553 540,835 0 .12
Aluminum
i
Arsenal AIC Parent LLC , 2024 CME Term Loan, B ,
9.08% , ( 1-month SOFR + 3.75% ), 8/18/30 ......... United States 585,790 590,916 0 .13

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Apparel, Accessories & Luxury Goods
Champ Acquisition Corp. , First Lien, Initial CME Term
Loan , 11.064% , ( 3-month SOFR + 5.5% ), 12/19/25 .. United States 1,446,080 $ 1,454,670 0 .32
Hanesbrands, Inc. , Initial CME Term Loan, B , 9.066% ,
( 1-month SOFR + 3.75% ), 3/08/30 ............... United States 1,790,955 1,794,680 0 .39
Tory Burch LLC , Initial CME Term Loan, B , 8.692% ,
( 1-month SOFR + 3.25% ), 4/16/28 ............... United States 572,563 573,754 0 .12
3,823,104 0 .83
a a a a a a
i
Application Software
AppLovin Corp. ,
2024 Initial CME Term Loan , 7.816% , ( 1-month SOFR +
2.5% ), 8/16/30 .............................. United States 1,801,967 1,803,724 0 .39
Amendment No. 10-I Replacement CME Term Loan ,
7.816% , ( 1-month SOFR + 2.5% ), 10/25/28 ........ United States 1,000,000 1,003,250 0 .22
Central Parent LLC , First Lien, 2023 Refinancing CME
Term Loan , 9.309% , ( 3-month SOFR + 4% ), 7/06/29 . United States 2,211,007 2,222,570 0 .48
Cloud Software Group, Inc. , First Lien, Dollar CME Term
Loan, B , 9.909% , ( 3-month SOFR + 4.5% ), 3/30/29 .. United States 1,293,441 1,295,394 0 .28
Cloudera, Inc. , First Lien, Initial CME Term Loan , 9.166% ,
( 1-month SOFR + 3.75% ), 10/08/28 .............. United States 1,698,218 1,692,198 0 .37
ConnectWise LLC , Initial CME Term Loan , 9.064% ,
( 3-month SOFR + 3.5% ), 9/29/28 ................ United States 793,909 796,060 0 .17
Cornerstone OnDemand, Inc. , First Lien, Initial CME Term
Loan , 9.18% , ( 1-month SOFR + 3.75% ), 10/16/28 ... United States 881,205 849,261 0 .18
ECI Macola/Max Holding LLC , First Lien, 2024 Extended
CME Term Loan , 9.31% , ( 3-month SOFR + 3.75% ),
5/09/30 ................................... United States 1,909,413 1,919,963 0 .42
Epicor Software Corp. , CME Term Loan, C , 8.68% ,
( 1-month SOFR + 3.25% ), 7/30/27 ............... United States 2,904,473 2,920,680 0 .63
h
Flexera Software LLC , First Lien, CME Term Loan, B1 ,
9.18% , ( 1-month SOFR + 3.75% ), 3/03/28 ......... United States 329,567 330,940 0 .07
Genesys Cloud Services Holdings I LLC , 2024
Incremental No. 2 Dollar CME Term Loan , 8.816% ,
( 1-month SOFR + 3.5% ), 12/01/27 ............... United States 3,268,626 3,287,584 0 .71
Greeneden U.S. Holdings I LLC , 2024 Incremental Dollar
CME Term Loan , 9.18% , ( 1-month SOFR + 3.75% ),
12/01/27 .................................. United States 920,769 927,390 0 .20
IGT Holding IV AB , CME Term Loan, B2 , 8.998% ,
( 3-month SOFR + 4.75% ), 3/31/28 ............... Sweden 997,745 1,002,110 0 .22
Mitchell International, Inc. ,
First Lien, Initial CME Term Loan , 9.195% , ( 1-month
SOFR + 3.75% ), 10/15/28 ..................... United States 1,258,908 1,262,584 0 .27
Second Lien, Initial CME Term Loan , 11.93% , ( 1-month
SOFR + 6.5% ), 10/15/29 ...................... United States 142,857 143,408 0 .03
Polaris Newco LLC , First Lien, Dollar CME Term Loan ,
9.591% , ( 3-month SOFR + 4% ), 6/02/28 .......... United States 2,860,919 2,847,630 0 .62
Project Alpha Intermediate Holding, Inc. , Initial CME Term
Loan , 10.063% , ( 3-month SOFR + 4.75% ), 10/28/30 . United States 1,600,000 1,607,896 0 .35
Project Boost Purchaser LLC , First Lien, 2021 CME Term
Loan, 2 , 8.957% , ( 1-month SOFR + 3.5%; 3-month
SOFR + 3.5% ), 5/30/26 ....................... United States 1,214,270 1,218,823 0 .26
Project Ruby Ultimate Parent Corp. , Incremental CME
Term Loan , 8.93% , ( 1-month SOFR + 3.5% ), 3/10/28 . United States 447,761 448,972 0 .10
h
Rocket Software, Inc. , Extended Dollar CME Term Loan ,
10.066% , ( 1-month SOFR + 4.75% ), 11/28/28 ...... United States 1,367,896 1,362,233 0 .30
Severin Acquisition LLC , First Lien, Initial CME Term
Loan , 8.313% , ( 3-month SOFR + 3% ), 8/01/27 ...... United States 230,192 231,220 0 .05

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Application Software (continued)
UKG, Inc. , First Lien, 2024 Refinancing CME Term Loan ,
8.814% , ( 3-month SOFR + 3.5% ), 2/10/31 ......... United States 2,688,198 $ 2,703,615 0 .59
VS Buyer LLC , 2024 Refinancing Initial CME Term Loan ,
8.569% , ( 1-month SOFR + 3.25% ), 4/12/31 ........ United States 456,621 458,489 0 .10
32,335,994 7 .01
a a a a a a
i
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The) , First Lien,
2021 Initial CME Term Loan , 8.93% , ( 1-month SOFR +
3.5% ), 4/07/28 .............................. United States 2,025,668 2,029,254 0 .44
h
First Eagle Holdings, Inc. , CME Term Loan, B2 , 8.334% ,
( 3-month SOFR + 3% ), 3/05/29 ................. United States 1,400,000 1,386,980 0 .30
Russell Investments US Institutional Holdco, Inc. , 2025
CME Term Loan , 8.927% , ( 1-month SOFR + 3.5% ),
5/30/25 ................................... United States 2,436,181 2,308,586 0 .50
5,724,820 1 .24
a a a a a a
i
Automobile Manufacturers
American Trailer World Corp. , First Lien, Initial CME Term
Loan , 9.166% , ( 1-month SOFR + 3.75% ), 3/03/28 ... United States 1,970,567 1,936,703 0 .42
Thor Industries, Inc. , USD CME Term Loan, B2 , 8.069% ,
( 1-month SOFR + 2.75% ), 11/15/30 .............. United States 352,093 354,147 0 .08
2,290,850 0 .50
a a a a a a
i
Automotive Parts & Equipment
Adient US LLC , CME Term Loan, B2 , 8.066% , ( 1-month
SOFR + 2.75% ), 1/31/31 ...................... United States 1,181,093 1,187,737 0 .26
Clarios Global LP , First Lien, 2024 Refinancing CME Term
Loan , 8.316% , ( 1-month SOFR + 3% ), 5/06/30 ...... United States 585,616 588,363 0 .13
DexKo Global, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.559% ,
( 3-month SOFR + 4.25% ), 10/04/28 .............. United States 393,750 393,545 0 .08
First Lien, Closing Date CME Term Loan , 9.321% ,
( 3-month SOFR + 3.75% ), 10/04/28 .............. United States 1,329,257 1,321,554 0 .29
First Brands Group LLC ,
First Lien, 2021 CME Term Loan , 10.591% , ( 3-month
SOFR + 5% ), 3/30/27 ......................... United States 2,767,971 2,653,100 0 .57
First Lien, 2022-II Incremental CME Term Loan ,
10.591% , ( 3-month SOFR + 5% ), 3/30/27 .......... United States 2,929,167 2,814,431 0 .61
Second Lien, 2021 CME Term Loan , 14.141% ,
( 3-month SOFR + 8.5% ), 3/30/28 ................ United States 1,871,447 1,787,232 0 .39
Highline Aftermarket Acquisition LLC , First Lien, Initial
CME Term Loan , 9.916% , ( 1-month SOFR + 4.5% ),
11/09/27 .................................. United States 228,693 229,454 0 .05
Tenneco, Inc. , First Lien, CME Term Loan, B , 10.17% ,
( 3-month SOFR + 5% ), 11/17/28 ................ United States 2,219,895 2,179,526 0 .47
TI Group Automotive Systems LLC , Refinancing U.S.
CME Term Loan , 8.68% , ( 1-month SOFR + 3.25% ),
12/16/26 .................................. United States 991,781 995,916 0 .22
14,150,858 3 .07
a a a a a a
Automotive Retail
i
RealTruck Group, Inc. , Initial CME Term Loan , 8.93% ,
( 1-month SOFR + 3.5% ), 1/31/28 ................ United States 2,358,601 2,345,345 0 .51
i
Broadcasting
Gray Television, Inc. , CME Term Loan, D , 8.442% ,
( 1-month SOFR + 3% ), 12/01/28 ................ United States 1,635,756 1,542,256 0 .33

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Broadcasting (continued)
iHeartCommunications, Inc. ,
New CME Term Loan , 8.43% , ( 1-month SOFR + 3% ),
5/01/26 ................................... United States 1,883,333 $ 1,651,787 0 .36
Second Amendment Incremental CME Term Loan ,
8.68% , ( 1-month SOFR + 3.25% ), 5/01/26 ......... United States 300,000 261,891 0 .06
Nexstar Media, Inc. , CME Term Loan, B4 , 7.93% ,
( 1-month SOFR + 2.5% ), 9/18/26 ................ United States 485,655 486,626 0 .11
Univision Communications, Inc. , First Lien, Initial CME
Term Loan, B , 8.68% , ( 1-month SOFR + 3.25% ),
1/31/29 ................................... United States 877,294 877,022 0 .19
4,819,582 1 .05
a a a a a a
i
Building Products
AZZ, Inc. , Initial CME Term Loan , 8.566% , ( 1-month
SOFR + 3.25% ), 5/13/29 ...................... United States 560,196 564,297 0 .12
Cornerstone Building Brands, Inc. , CME Term Loan, B ,
8.671% , ( 1-month SOFR + 3.25% ), 4/12/28 ........ United States 928,719 912,081 0 .20
EMRLD Borrower LP , Initial CME Term Loan, B , 7.816% ,
( 1-month SOFR + 2.5% ), 5/31/30 ................ United States 329,208 330,606 0 .07
h
MIWD Holdco II LLC , 2024 Incremental CME Term Loan ,
8.93% , ( 1-month SOFR + 3.5% ), 3/28/31 .......... United States 449,102 451,722 0 .10
Quikrete Holdings, Inc. ,
CME Term Loan, B1 , 7.819% , ( 1-month SOFR + 2.5% ),
4/14/31 ................................... United States 887,097 888,680 0 .19
CME Term Loan, B2 , 7.569% , ( 1-month SOFR +
2.25% ), 3/19/29 ............................. United States 555,667 556,859 0 .12
Summit Materials LLC , CME Term Loan, B2 , 7.799% ,
( 3-month SOFR + 2.5% ), 1/12/29 ................ United States 481,928 486,147 0 .11
4,190,392 0 .91
a a a a a a
i
Cable & Satellite
DIRECTV Financing LLC , 2024 Refinancing CME Term
Loan, B , 10.68% , ( 1-month SOFR + 5.25% ), 8/02/29 . United States 225,577 225,968 0 .05
Radiate Holdco LLC , Amendment No. 6 CME Term Loan,
B , 8.68% , ( 1-month SOFR + 3.25% ), 9/25/26 ....... United States 1,008,000 814,938 0 .18
Virgin Media Bristol LLC , CME Term Loan, Q , 8.685% ,
( 1-month SOFR + 3.25% ), 1/31/29 ............... United States 1,788,848 1,765,370 0 .38
2,806,276 0 .61
a a a a a a
Casinos & Gaming
h ,i
Bally's Corp. , CME Term Loan, B , 8.836% , ( 3-month
SOFR + 3.25% ), 10/02/28 ..................... United States 3,574,807 3,375,404 0 .73
i
Caesars Entertainment, Inc. , 2023 Incremental CME Term
Loan, B , 8.666% , ( 1-month SOFR + 3.25% ), 2/06/30 . United States 1,481,547 1,486,458 0 .32
Entain plc , CME Term Loan , 10/31/29 ..............
United States 1,026,393 1,031,042 0 .22
i
Fertitta Entertainment LLC , Initial CME Term Loan, B ,
9.069% , ( 1-month SOFR + 3.75% ), 1/27/29 ........ United States 2,017,417 2,024,357 0 .44
i
Flutter Entertainment plc , CME Term Loan, B , 7.559% ,
( 3-month SOFR + 2.25% ), 11/25/30 .............. Ireland 1,838,896 1,844,477 0 .40
i
Light & Wonder International, Inc. , CME Term Loan, B1 ,
8.071% , ( 1-month SOFR + 2.75% ), 4/14/29 ........ United States 1,681,372 1,687,206 0 .37
i
Ontario Gaming GTA LP , CME Term Loan, B , 9.559% ,
( 3-month SOFR + 4.25% ), 8/01/30 ............... Canada 1,150,338 1,158,005 0 .25
i
Penn National Gaming, Inc. , CME Term Loan, B , 8.166% ,
( 1-month SOFR + 2.75% ), 5/03/29 ............... United States 1,347,504 1,350,940 0 .29
i
Raptor Acquisition Corp. , First Lien, CME Term Loan, B ,
9.59% , ( 3-month SOFR + 4% ), 11/01/26 ........... United States 1,563,811 1,571,630 0 .34

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Casinos & Gaming (continued)
i
Scientific Games Holdings LP , First Lien, Initial Dollar
CME Term Loan , 8.556% , ( 3-month SOFR + 3.25% ),
4/04/29 ................................... United States 2,115,195 $ 2,118,664 0 .46
17,648,183 3 .82
a a a a a a
Commodity Chemicals
i
Indicor LLC , First Lien, Dollar CME Term Loan, B ,
9.302% , ( 3-month SOFR + 4% ), 11/22/29 .......... United States 623,876 629,491 0 .14
Communications Equipment
i
CommScope, Inc. , Initial CME Term Loan , 8.68% ,
( 1-month SOFR + 3.25% ), 4/06/26 ............... United States 1,202,959 1,063,621 0 .23
j
Delta Topco, Inc. , CME Term Loan , TBD, 12/24/29 ..... United States 2,778,354 2,783,216 0 .60
3,846,837 0 .83
a a a a a a
i
Construction & Engineering
Artera Services LLC , First Lien, CME Term Loan, C ,
9.809% , ( 3-month SOFR + 4.5% ), 2/15/31 ......... United States 818,182 826,282 0 .18
h
Brand Industrial Services, Inc. , CME Term Loan, C ,
9.819% , ( 1-month SOFR + 4.5% ), 8/01/30 ......... United States 970,874 975,782 0 .21
Chromalloy Corp. , CME Term Loan , 9.058% , ( 3-month
SOFR + 3.75% ), 3/27/30 ...................... United States 866,575 871,991 0 .19
Radar Bidco SARL , USD CME Term Loan, B , 9.558% ,
( 3-month SOFR + 4.25% ), 4/04/31 ............... Luxembourg 487,013 489,448 0 .11
USIC Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.064% , ( 3-month SOFR + 3.5% ), 5/12/28 ......... United States 1,813,130 1,814,562 0 .39
Zekelman Industries, Inc. , 2024 CME Term Loan , 7.568% ,
( 1-month SOFR + 2.25% ), 1/24/31 ............... United States 386,958 387,925 0 .08
5,365,990 1 .16
a a a a a a
Construction Machinery & Heavy Transportation Equipment
i
ASP Blade Holdings, Inc. , Initial CME Term Loan ,
9.564% , ( 3-month SOFR + 4% ), 10/13/28 .......... United States 2,512,415 2,198,074 0 .48
i
Distributors
h
AIP RD Buyer Corp. , First Lien, 2023 Incremental CME
Term Loan , 9.818% , ( 1-month SOFR + 4.5% ), 12/22/28 United States 315,789 317,566 0 .07
BCPE Empire Holdings, Inc. , First Lien, Amendment
No. 5 Refinancing CME Term Loan , 9.316% , ( 1-month
SOFR + 4% ), 12/11/28 ........................ United States 461,538 463,350 0 .10
Core & Main LP , CME Term Loan, C , 7.568% , ( 1-month
SOFR + 2.25% ), 2/09/31 ...................... United States 525,000 527,625 0 .11
1,308,541 0 .28
a a a a a a
Diversified Chemicals
i
INEOS Quattro Holdings UK Ltd. ,
2029 Dollar CME Term Loan, B , 9.666% , ( 1-month
SOFR + 4.25% ), 4/02/29 ...................... United Kingdom 2,386,261 2,384,769 0 .52
2030 Dollar CME Term Loan, B , 9.166% , ( 1-month
SOFR + 3.75% ), 3/14/30 ...................... United Kingdom 539,402 539,068 0 .11
i
INEOS US Finance LLC , 2027-II Dollar CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 11/08/27 ....... Luxembourg 514,800 517,238 0 .11
h ,i
LSF11 A5 Holdco LLC , CME Term Loan , 8.93% , ( 1-month
SOFR + 3.5% ), 10/15/28 ...................... United States 1,644,124 1,648,235 0 .36
i
Lummus Technology Holdings V LLC , 2024 CME Term
Loan, B , 8.93% , ( 1-month SOFR + 3.5% ), 12/31/29 .. United States 823,090 826,979 0 .18
SCIH Salt Holdings, Inc. ,
j
CME Term Loan, B , TBD, 3/16/27 ................ United States 300,000 301,125 0 .07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Diversified Chemicals (continued)
SCIH Salt Holdings, Inc. (continued)
i
First Lien, Incremental CME Term Loan, B1 , 9.442% ,
( 1-month SOFR + 4% ), 3/16/27 ................. United States 1,846,910 $ 1,853,836 0 .40
8,071,250 1 .75
a a a a a a
Diversified Financial Services
i
Mercury Borrower, Inc. , First Lien, Initial CME Term Loan ,
8.93% , ( 1-month SOFR + 3.5% ), 8/02/28 .......... United States 2,534,157 2,535,741 0 .55
i
Diversified Support Services
Amentum Government Services Holdings LLC , First Lien,
CME Term Loan, 3 , 9.315% , ( 1-month SOFR + 4% ),
2/15/29 ................................... United States 2,465,002 2,473,729 0 .54
CCI Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.302% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,776,194 1,777,304 0 .39
h
Neptune BidCo US, Inc. , First Lien, Dollar CME Term
Loan, B , 10.406% , ( 3-month SOFR + 5% ), 4/11/29 ... United States 1,097,229 1,032,844 0 .22
PG Investment Co. 59 SARL , Initial CME Term Loan ,
8.812% , ( 3-month SOFR + 3.5% ), 3/26/31 ......... Luxembourg 801,796 805,637 0 .17
Spin Holdco, Inc. , Initial CME Term Loan , 9.585% ,
( 3-month SOFR + 4% ), 3/04/28 ................. United States 3,673,361 3,253,220 0 .71
9,342,734 2 .03
a a a a a a
i
Education Services
KUEHG Corp. , Initial CME Term Loan , 10.302% ,
( 3-month SOFR + 5% ), 6/12/30 ................. United States 1,840,463 1,848,809 0 .40
Learning Care Group (US) No. 2, Inc. , Initial CME Term
Loan , 10.075% , ( 3-month SOFR + 4.75% ), 8/11/28 .. United States 403,955 405,640 0 .09
Spring Education Group, Inc. , Initial CME Term Loan
CME , 9.309% , ( 3-month SOFR + 4% ), 9/29/30 ...... United States 469,388 472,176 0 .10
2,726,625 0 .59
a a a a a a
Electronic Components
i
Coherent Corp. , CME Term Loan, B1 , 7.829% , ( 1-month
SOFR + 2.5% ), 7/02/29 ....................... United States 357,143 359,263 0 .08
i
Environmental & Facilities Services
Covanta Holding Corp. ,
2024 Incremental CME Term Loan, B , 8.071% ,
( 1-month SOFR + 2.75% ), 11/30/28 .............. United States 1,102,542 1,105,073 0 .24
2024 Incremental CME Term Loan, C , 8.071% ,
( 1-month SOFR + 2.75% ), 11/30/28 .............. United States 60,248 60,386 0 .01
Madison IAQ LLC , CME Term Loan , 8.68% , ( 1-month
SOFR + 3.25% ), 6/21/28 ...................... United States 2,196,656 2,200,346 0 .48
3,365,805 0 .73
a a a a a a
i
Health Care Equipment
Medline Borrower LP , Refinancing CME Term Loan ,
8.068% , ( 1-month SOFR + 2.75% ), 10/23/28 ....... United States 2,226,279 2,234,672 0 .48
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.) , Closing Date CME Term Loan ,
10.702% , ( 3-month SOFR + 5.25% ), 12/15/27 ...... United States 1,005,737 1,009,403 0 .22
3,244,075 0 .70
a a a a a a
i
Health Care Facilities
ADMI Corp. ,
Amendment No. 10 Extended CME Term Loan ,
11.066% , ( 1-month SOFR + 5.75% ), 12/23/27 ...... United States 336,818 339,555 0 .07

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Health Care Facilities (continued)
ADMI Corp. (continued)
Amendment No. 4 Refinancing CME Term Loan ,
8.805% , ( 1-month SOFR + 3.375% ), 12/23/27 ...... United States 1,218,442 $ 1,177,971 0 .26
h
Amendment No. 5 Incremental CME Term Loan , 9.18% ,
( 1-month SOFR + 3.75% ), 12/23/27 .............. United States 1,476,722 1,429,260 0 .31
Aveanna Healthcare LLC , First Lien, 2021 Extended CME
Term Loan , 9.193% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 556,993 537,412 0 .12
Charlotte Buyer, Inc. , First Lien, Initial CME Term Loan, B ,
10.571% , ( 1-month SOFR + 5.25% ), 2/11/28 ....... United States 2,070,410 2,082,698 0 .45
h
Dermatology Intermediate Holdings III, Inc. , Closing Date
CME Term Loan , 9.58% , ( 3-month SOFR + 4.25% ),
3/30/29 ................................... United States 1,398,731 1,365,805 0 .30
FINThrive Software Intermediate Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.571% , ( 3-month
SOFR + 4% ), 12/18/28 ........................ United States 1,449,241 1,227,326 0 .27
Second Lien, Initial CME Term Loan , 12.18% , ( 1-month
SOFR + 6.75% ), 12/17/29 ..................... United States 357,038 250,819 0 .05
h
Global Medical Response, Inc. , 2018 New CME Term
Loan , 9.68% , ( 1-month SOFR + 4.25% ), 3/14/25 .... United States 1,396,848 1,328,752 0 .29
Medical Solutions Holdings, Inc. , First Lien, Initial CME
Term Loan , 8.666% , ( 1-month SOFR + 3.25% ),
11/01/28 .................................. United States 1,454,585 1,291,206 0 .28
Pacific Dental Services LLC , Refinancing CME Term
Loan , 8.571% , ( 1-month SOFR + 3.25% ), 3/15/31 ... United States 946,474 949,928 0 .20
Pathway Vet Alliance LLC , First Lien, 2021 Replacement
CME Term Loan , 9.18% , ( 1-month SOFR + 3.75% ),
3/31/27 ................................... United States 2,790,473 2,350,973 0 .51
Phoenix Newco, Inc. , First Lien, Initial CME Term Loan ,
8.692% , ( 1-month SOFR + 3.25% ), 11/15/28 ....... United States 1,375,444 1,381,379 0 .30
Star Parent, Inc. , CME Term Loan , 9.309% , ( 3-month
SOFR + 4% ), 9/27/30 ......................... United States 1,750,000 1,751,645 0 .38
Surgery Center Holdings, Inc. , Initial CME Term Loan ,
8.815% , ( 1-month SOFR + 3.5% ), 12/19/30 ........ United States 284,900 286,933 0 .06
17,751,662 3 .85
a a a a a a
i
Health Care Services
CNT Holdings I Corp. , First Lien, Initial CME Term Loan ,
8.83% , ( 3-month SOFR + 3.5% ), 11/08/27 ......... United States 1,405,166 1,411,707 0 .30
eResearchTechnology, Inc. , First Lien, Initial CME Term
Loan , 9.93% , ( 1-month SOFR + 4.5% ), 2/04/27 ..... United States 1,056,961 1,061,881 0 .23
MPH Acquisition Holdings LLC , Initial CME Term Loan ,
9.855% , ( 3-month SOFR + 4.25% ), 9/01/28 ........ United States 1,903,205 1,768,249 0 .38
h
National Mentor Holdings, Inc. ,
First Lien, Initial CME Term Loan , 9.164% , ( 1-month
SOFR + 3.75%; 3-month SOFR + 3.75% ), 3/02/28 ... United States 2,322,551 2,124,879 0 .46
First Lien, Initial CME Term Loan, C , 9.159% , ( 3-month
SOFR + 3.75% ), 3/02/28 ...................... United States 77,984 71,347 0 .02
Phoenix Guarantor, Inc. , CME Term Loan , 8.577% ,
( 1-month SOFR + 3.25% ), 2/14/31 ............... United States 2,182,654 2,169,864 0 .47
Radiology Partners, Inc. , CME Term Loan, B , 10.587% ,
( 3-month SOFR + 5% ), 1/31/29 ................. United States 2,054,497 1,976,600 0 .43
U.S. Anesthesia Partners, Inc. , First Lien, Initial CME
Term Loan , 9.692% , ( 1-month SOFR + 4.25% ),
10/01/28 .................................. United States 2,190,415 2,124,473 0 .46
Waystar Technologies, Inc. , First Lien, 2024 Initial CME
Term Loan , 9.316% , ( 1-month SOFR + 4% ), 10/22/29 United States 3,532,700 3,556,987 0 .77
16,265,987 3 .52
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Health Care Supplies
i
Bausch + Lomb Corp. , Initial CME Term Loan , 8.669% ,
( 1-month SOFR + 3.25% ), 5/10/27 ............... United States 595,455 $ 592,555 0 .13
Health Care Technology
i
athenahealth Group, Inc. , Initial CME Term Loan , 8.566% ,
( 1-month SOFR + 3.25% ), 2/15/29 ............... United States 4,033,205 4,031,954 0 .87
h ,j
Cotiviti Holdings, Inc. , CME Term Loan , TBD, 2/24/31 .. United States 1,875,000 1,878,900 0 .41
5,910,854 1 .28
a a a a a a
Heavy Electrical Equipment
i
Vertiv Group Corp. , CME Term Loan, B1 , 7.943% ,
( 1-month SOFR + 2.5% ), 3/02/27 ................ United States 491,647 494,049 0 .11
i
Home Improvement Retail
Park River Holdings, Inc. , First Lien, Initial CME Term
Loan , 8.814% , ( 3-month SOFR + 3.25% ), 12/28/27 .. United States 350,317 346,530 0 .08
SRS Distribution, Inc. , 2022 Refinancing CME Term Loan ,
8.666% , ( 1-month SOFR + 3.25% ), 6/02/28 ........ United States 897,704 905,061 0 .20
White Cap Supply Holdings LLC , Initial Closing Date
CME Term Loan , 9.066% , ( 1-month SOFR + 3.75% ),
10/19/27 .................................. United States 959,368 963,925 0 .21
2,215,516 0 .49
a a a a a a
Homefurnishing Retail
i
Restoration Hardware, Inc. , 2022 Incremental CME Term
Loan , 8.666% , ( 1-month SOFR + 3.25% ), 10/20/28 .. United States 786,766 776,931 0 .17
Hotels, Resorts & Cruise Lines
i
Hilton Grand Vacations Borrower LLC , Initial CME Term
Loan , 7.816% , ( 1-month SOFR + 2.5% ), 8/02/28 .... United States 2,567,701 2,574,609 0 .56
Household Products
i
Energizer Holdings, Inc. , 2020 CME Term Loan , 7.68% ,
( 1-month SOFR + 2.25% ), 12/22/27 .............. United States 504,148 504,987 0 .11
Housewares & Specialties
i
Hunter Douglas Holding BV , CME Term Loan, B1 ,
8.824% , ( 3-month SOFR + 3.5% ), 2/26/29 ......... Netherlands 1,582,462 1,574,273 0 .34
i
Human Resource & Employment Services
CCRR Parent, Inc. , First Lien, Initial CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 3/06/28 ......... United States 659,936 609,339 0 .13
CHG Healthcare Services, Inc. ,
First Lien, 2023 Incremental CME Term Loan , 9.091% ,
( 1-month SOFR + 3.75%; 3-month SOFR + 3.75% ),
9/29/28 ................................... United States 291,951 293,776 0 .06
First Lien, Initial CME Term Loan , 8.68% , ( 1-month
SOFR + 3.25% ), 9/29/28 ...................... United States 818,662 821,359 0 .18
1,724,474 0 .37
a a a a a a
i
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP , Refinancing CME
Term Loan , 7.566% , ( 1-month SOFR + 2.25% ), 7/31/30 United States 796,000 796,724 0 .17
h
Calpine Corp. , 2019 CME Term Loan , 7.33% , ( 1-month
SOFR + 2% ), 1/31/31 ......................... United States 1,000,000 999,685 0 .22
Talen Energy Supply LLC ,
Initial CME Term Loan, B , 9.826% , ( 3-month SOFR +
4.5% ), 5/17/30 .............................. United States 735,038 738,459 0 .16

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Independent Power Producers & Energy Traders (continued)
Talen Energy Supply LLC (continued)
Initial CME Term Loan, C , 9.826% , ( 3-month SOFR +
4.5% ), 5/17/30 .............................. United States 169,101 $ 169,888 0 .04
2,704,756 0 .59
a a a a a a
i
Industrial Machinery & Supplies & Components
Crosby US Acquisition Corp. , Amendment No. 3
Replacement CME Term Loan , 9.316% , ( 1-month
SOFR + 4% ), 8/16/29 ......................... United States 834,030 840,978 0 .18
Tiger Acquisition LLC , First Lien, Initial CME Term Loan ,
8.668% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 1,416,401 1,406,330 0 .31
TK Elevator Midco GmbH , USD CME Term Loan, B1 ,
9.081% , ( 6-month SOFR + 3.5% ), 7/30/27 ......... Germany 1,941,710 1,952,020 0 .42
4,199,328 0 .91
a a a a a a
Insurance Brokers
i
Alliant Holdings Intermediate LLC , New CME Term Loan,
B6 , 8.819% , ( 1-month SOFR + 3.5% ), 11/06/30 ..... United States 1,929,044 1,938,882 0 .42
h ,i
AssuredPartners, Inc. , 2024 CME Term Loan , 8.827% ,
( 1-month SOFR + 3.5% ), 2/14/31 ................ United States 1,682,302 1,691,571 0 .37
i
HUB International Ltd. , 2024 Incremental CME Term
Loan , 8.575% , ( 1-month SOFR + 3.25%; 3-month
SOFR + 3.25% ), 6/20/30 ...................... United States 1,396,395 1,405,032 0 .30
h ,j
Truist Insurance Holdings LLC , Term Loan, B , TBD,
3/24/31 ................................... United States 1,542,574 1,547,642 0 .34
6,583,127 1 .43
a a a a a a
Integrated Telecommunication Services
i
Global Tel*Link Corp. ,
First Lien, CME Term Loan , 9.666% , ( 1-month SOFR +
4.25% ), 11/29/25 ............................ United States 3,202,280 3,151,236 0 .68
Second Lien, CME Term Loan , 15.416% , ( 1-month
SOFR + 10% ), 11/29/26 ....................... United States 2,479,737 2,374,348 0 .52
5,525,584 1 .20
a a a a a a
Interactive Home Entertainment
i
Playtika Holding Corp. , CME Term Loan, B1 , 8.18% ,
( 1-month SOFR + 2.75% ), 3/13/28 ............... United States 1,616,431 1,619,616 0 .35
i
Internet Services & Infrastructure
Arches Buyer, Inc. , Refinancing CME Term Loan , 8.666% ,
( 1-month SOFR + 3.25% ), 12/06/27 .............. United States 921,513 891,887 0 .19
Barracuda Parent LLC , First Lien, Initial CME Term Loan ,
9.814% , ( 6-month SOFR + 4.5% ), 8/15/29 ......... United States 1,643,669 1,646,365 0 .36
2,538,252 0 .55
a a a a a a
i
Investment Banking & Brokerage
Aretec Group, Inc. , CME Term Loan, B1 , 9.916% ,
( 1-month SOFR + 4.5% ), 8/09/30 ................ United States 1,715,496 1,726,518 0 .38
Citadel Securities LP , CME Term Loan , 7.566% , ( 1-month
SOFR + 2.25% ), 7/29/30 ...................... United States 1,518,534 1,523,287 0 .33
Deerfield Dakota Holding LLC , First Lien, Initial Dollar
CME Term Loan , 9.059% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 1,669,760 1,670,494 0 .36
Jane Street Group LLC , 2024 Repricing CME Term Loan ,
7.93% , ( 1-month SOFR + 2.5% ), 1/26/28 .......... United States 1,990,059 1,994,019 0 .43

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Investment Banking & Brokerage (continued)
Osmosis Buyer Ltd. ,
2022 Refinancing CME Term Loan, B , 9.324% ,
( 1-month SOFR + 4% ), 7/31/28 ................. United Kingdom 1,810,530 $ 1,818,849 0 .39
2023 Incremental Delayed Draw CME Term Loan ,
9.567% , ( 1-month SOFR + 4.25% ), 7/31/28 ........ United Kingdom 396,825 399,306 0 .09
WEC US Holdings Ltd. , Initial CME Term Loan , 8.066% ,
( 1-month SOFR + 2.75% ), 1/27/31 ............... United States 1,514,286 1,517,072 0 .33
10,649,545 2 .31
a a a a a a
i
IT Consulting & Other Services
Aventiv Technologies LLC ,
First Lien, Second-Out CME Term Loan , 13.071% ,
( 3-month SOFR + 7.5% ), 7/31/25 ................ United States 25,895 26,219 0 .01
Second Lien, CME Term Loan , 14.221% , ( 3-month
SOFR + 8.912% ), 11/01/25 .................... United States 129,981 23,885 0.00
†
Gainwell Acquisition Corp. , First Lien, CME Term Loan, B ,
9.409% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 3,738,766 3,576,372 0 .78
Peraton Corp. , First Lien, CME Term Loan, B , 9.166% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 2,768,407 2,772,850 0 .60
Sitel Worldwide Corp. , Initial Dollar CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 8/28/28 ......... France 1,683,056 1,262,292 0 .27
7,661,618 1 .66
a a a a a a
i
Leisure Facilities
g
24 Hour Fitness Worldwide, Inc. , CME Term Loan, 1 , PIK,
6.571% , ( 3-month SOFR + 1% ), 12/29/25 .......... United States 8,635,274 4,256,636 0 .92
h
SeaWorld Parks & Entertainment, Inc. , CME Term Loan,
B2 , 7.816% , ( 1-month SOFR + 2.5% ), 8/25/28 ...... United States 470,588 470,981 0 .10
4,727,617 1 .02
a a a a a a
Metal, Glass & Plastic Containers
i
Mauser Packaging Solutions Holding Co. , Initial CME
Term Loan , 9.329% , ( 1-month SOFR + 4% ), 8/14/26 . United States 2,728,470 2,734,977 0 .59
i
Movies & Entertainment
AMC Entertainment Holdings, Inc. , CME Term Loan, B1 ,
8.433% , ( 1-month SOFR + 3% ), 4/22/26 .......... United States 630,102 548,620 0 .12
Banijay Entertainment SAS , USD CME Term Loan, B2 ,
8.579% , ( 1-month SOFR + 3.25% ), 3/01/28 ........ France 685,826 688,827 0 .15
1,237,447 0 .27
a a a a a a
Multi-line Insurance
i
Acrisure LLC ,
First Lien, 2020 Term Loan , 0.089% , ( 1-month Synthetic
USD LIBOR + 0.035% ), 2/15/27 ................. United States 1,988,799 1,990,241 0 .43
First Lien, 2021-1 Additional Term Loan , 9.18% ,
( 1-month Synthetic USD LIBOR + 3.75% ), 2/15/27 ... United States 1,358,463 1,361,859 0 .30
First Lien, 2021-2 Additional Term Loan , 9.68% ,
( 1-month Synthetic USD LIBOR + 4.25% ), 2/15/27 ... United States 751,923 755,371 0 .16
4,107,471 0 .89
a a a a a a
Multi-Sector Holdings
i
Belfor Holdings, Inc. , Initial CME Term Loan, B1 , 9.08% ,
( 1-month SOFR + 3.75% ), 11/01/30 .............. United States 140,416 141,031 0 .03
Office Services & Supplies
i
Pitney Bowes, Inc. , Refinancing CME Term Loan, B ,
9.43% , ( 1-month SOFR + 4% ), 3/17/28 ........... United States 4,472,995 4,471,116 0 .97

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Other Specialty Retail
Evergreen AcqCo 1 LP , Initial CME Term Loan , 9.36% ,
( 3-month SOFR + 3.75% ), 4/26/28 ............... United States 1,299,691 $ 1,307,001 0 .28
GNC Holdings, Inc. , Second Lien, CME Term Loan ,
11.427% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 5,045,639 4,036,511 0 .87
Great Outdoors Group LLC , CME Term Loan, B2 , 9.18% ,
( 1-month SOFR + 3.75% ), 3/06/28 ............... United States 1,403,383 1,405,762 0 .30
Michaels Cos., Inc. (The) , CME Term Loan, B , 9.821% ,
( 3-month SOFR + 4.25% ), 4/15/28 ............... United States 761,859 712,251 0 .15
h
Petco Health & Wellness Co., Inc. , First Lien, Initial CME
Term Loan , 8.821% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 3,010,943 2,614,899 0 .57
PetSmart LLC , Initial CME Term Loan , 9.166% , ( 1-month
SOFR + 3.75% ), 2/11/28 ...................... United States 665,349 657,032 0 .14
Staples, Inc. ,
2019 Refinancing New Term Loan, B1 , 10.443% ,
( 1-month Synthetic USD LIBOR + 5% ), 4/16/26 ..... United States 497,655 492,422 0 .11
2019 Refinancing New Term Loan, B2 , 9.943% ,
( 1-month Synthetic USD LIBOR + 4.5% ), 9/12/24 .... United States 1,941,514 1,941,514 0 .42
Woof Holdings, Inc. , First Lien, Initial CME Term Loan ,
9.321% , ( 3-month SOFR + 3.75% ), 12/21/27 ....... United States 1,552,400 1,214,761 0 .26
14,382,153 3 .10
a a a a a a
i
Packaged Foods & Meats
Fiesta Purchaser, Inc. , Initial CME Term Loan , 9.317% ,
( 1-month SOFR + 4% ), 2/12/31 ................. United States 761,421 765,373 0 .16
Primary Products Finance LLC , 2024 Replacement
CME Term Loan, B , 8.952% , ( 3-month SOFR + 3.5% ),
4/01/29 ................................... United States 677,612 678,602 0 .15
1,443,975 0 .31
a a a a a a
Paper & Plastic Packaging Products & Materials
i
Charter Next Generation, Inc. , First Lien, Initial CME Term
Loan , 8.816% , ( 1-month SOFR + 3.5% ), 12/01/27 ... United States 1,668,044 1,676,201 0 .36
h ,i
Kleopatra Finco SARL , USD CME Term Loan, B ,
10.267% , ( 6-month SOFR + 4.725% ), 2/12/26 ...... Luxembourg 3,051,871 2,767,040 0 .60
h ,i
LC Ahab US Bidco LLC , CME Term Loan, B , 8.816% ,
( 1-month SOFR + 3.5% ), 4/11/31 ................ United States 328,228 328,228 0 .07
i
Pactiv Evergreen, Inc. , U.S. CME Term Loan, B3 , 8.68% ,
( 1-month SOFR + 3.25% ), 9/24/28 ............... United States 568,649 572,320 0 .12
i
ProAmpac PG Borrower LLC , 2024-1 Refinancing CME
Term Loan , 9.528% , ( 1-month SOFR + 4%; 3-month
SOFR + 4% ), 9/15/28 ......................... United States 1,263,509 1,273,509 0 .28
h ,j
SupplyOne, Inc. , Seven Year CME Term Loan, B , TBD,
3/27/31 ................................... United States 1,459,184 1,465,568 0 .32
8,082,866 1 .75
a a a a a a
i
Passenger Airlines
AAdvantage Loyalty IP Ltd. (American Airlines, Inc.) ,
Initial CME Term Loan , 10.336% , ( 3-month SOFR +
4.75% ), 4/20/28 ............................. United States 1,211,025 1,261,107 0 .28
Air Canada , CME Term Loan , 7.833% , ( 3-month SOFR +
2.5% ), 3/21/31 .............................. Canada 733,598 739,558 0 .16
American Airlines, Inc. , Initial CME Term Loan , 8.775% ,
( 6-month SOFR + 3.5% ), 6/04/29 ................ United States 1,800,000 1,808,631 0 .39
Kestrel Bidco, Inc. ,
CME Term Loan , 8.418% , ( 1-month SOFR + 3% ),
12/11/26 .................................. Canada 135,150 135,495 0 .03
Initial CME Term Loan , 9.048% , ( 3-month SOFR +
3.75% ), 2/14/31 ............................. Canada 2,451,695 2,459,222 0 .53

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Passenger Airlines (continued)
United Airlines, Inc. , 2024 CME Term Loan, B , 8.076% ,
( 3-month SOFR + 2.75% ), 2/22/31 ............... United States 1,000,000 $ 1,005,470 0 .22
7,409,483 1 .61
a a a a a a
i
Passenger Ground Transportation
Avis Budget Car Rental LLC , New CME Term Loan, C ,
8.416% , ( 1-month SOFR + 3% ), 3/16/29 .......... United States 279,377 278,737 0 .06
h
Savage Enterprises LLC , Initial CME Term Loan , 8.68% ,
( 1-month SOFR + 3.25% ), 9/15/28 ............... United States 370,675 372,761 0 .08
651,498 0 .14
a a a a a a
Personal Care Products
i
Conair Holdings LLC , First Lien, Initial CME Term Loan ,
9.18% , ( 1-month SOFR + 3.75% ), 5/17/28 ......... United States 1,587,186 1,577,980 0 .34
i
Pharmaceuticals
Endo Luxembourg Finance Co. I SARL , Term Loan, B ,
9.828% , ( 3-month SOFR + 4.5% ), 4/09/31 ......... United States 369,458 368,950 0 .08
h
Grifols Worldwide Operations Ltd. , Dollar CME Term
Loan, B , 7.459% , ( 3-month SOFR + 2% ), 11/15/27 ... Spain 1,631,255 1,598,125 0 .35
Jazz Pharmaceuticals plc , Additional Dollar CME Term
Loan, B1 , 8.43% , ( 1-month SOFR + 3% ), 5/05/28 .... United States 2,481,095 2,498,549 0 .54
Organon & Co. , Dollar CME Term Loan , 8.433% ,
( 1-month SOFR + 3% ), 6/02/28 ................. United States 1,178,239 1,186,157 0 .26
Perrigo Co. plc , Initial CME Term Loan, B , 7.666% ,
( 1-month SOFR + 2.25% ), 4/20/29 ............... United States 1,311,420 1,311,833 0 .28
6,963,614 1 .51
a a a a a a
Property & Casualty Insurance
i
Asurion LLC ,
New CME Term Loan, B10 , 9.416% , ( 1-month SOFR +
4% ), 8/19/28 ............................... United States 888,722 865,517 0 .19
New CME Term Loan, B11 , 9.666% , ( 1-month SOFR +
4.25% ), 8/19/28 ............................. United States 341,379 333,806 0 .07
New CME Term Loan, B8 , 8.68% , ( 1-month SOFR +
3.25% ), 12/23/26 ............................ United States 971,740 951,970 0 .21
Second Lien, New CME Term Loan, B3 , 10.68% ,
( 1-month SOFR + 5.25% ), 1/31/28 ............... United States 2,652,263 2,425,587 0 .52
Second Lien, New CME Term Loan, B4 , 10.68% ,
( 1-month SOFR + 5.25% ), 1/20/29 ............... United States 2,248,036 2,033,067 0 .44
6,609,947 1 .43
a a a a a a
i
Publishing
Cengage Learning, Inc. , CME Term Loan, B , 9.565% ,
( 1-month SOFR + 4.25% ), 3/24/31 ............... United States 3,330,160 3,340,866 0 .72
McGraw-Hill Education, Inc. , Initial CME Term Loan ,
10.18% , ( 1-month SOFR + 4.75% ), 7/28/28 ........ United States 2,642,141 2,648,192 0 .57
5,989,058 1 .29
a a a a a a
Real Estate Development
i
Greystar Real Estate Partners LLC , CME Term Loan, B1 ,
8.576% , ( 3-month SOFR + 3.25% ), 8/21/30 ........ United States 401,127 402,632 0 .09
Real Estate Services
i
Cushman & Wakefield US Borrower LLC ,
h
2023-1 Refinancing CME Term Loan , 8.666% , ( 1-month
SOFR + 3.25% ), 1/31/30 ...................... United States 1,094,244 1,098,347 0 .24

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Real Estate Services (continued)
i
Cushman & Wakefield US Borrower LLC (continued)
2024-1 CME Term Loan , 9.066% , ( 1-month SOFR +
3.75% ), 1/31/30 ............................. United States 104,214 $ 104,735 0 .02
1,203,082 0 .26
a a a a a a
i
Research & Consulting Services
h
CoreLogic, Inc. , First Lien, Initial CME Term Loan , 8.93% ,
( 1-month SOFR + 3.5% ), 6/02/28 ................ United States 2,600,000 2,522,000 0 .55
Dun & Bradstreet Corp. (The) , 2022 Incremental CME
Term Loan, B2 , 8.068% , ( 1-month SOFR + 2.75% ),
1/18/29 ................................... United States 802,963 805,809 0 .17
Inizio Group Ltd. , First Lien, Initial Dollar CME Term Loan ,
9.659% , ( 3-month SOFR + 4.25% ), 8/19/28 ........ United Kingdom 872,334 874,515 0 .19
4,202,324 0 .91
a a a a a a
i
Restaurants
Dave & Buster's, Inc. , 2024 Refinancing CME Term Loan,
B , 8.625% , ( 1-month SOFR + 3.25% ), 6/29/29 ...... United States 492,229 494,555 0 .11
Flynn Restaurant Group LP , First Lien, 2021 CME Term
Loan , 9.68% , ( 1-month SOFR + 4.25% ), 11/22/28 ... United States 2,176,250 2,187,371 0 .48
IRB Holding Corp. , 2024 Replacement CME Term Loan,
B , 8.177% , ( 1-month SOFR + 2.75% ), 12/15/27 ..... United States 412,856 413,946 0 .09
Whatabrands LLC , Initial CME Term Loan, B , 8.68% ,
( 1-month SOFR + 3.25% ), 8/03/28 ............... United States 2,062,568 2,073,097 0 .45
5,168,969 1 .13
a a a a a a
i
Security & Alarm Services
Allied Universal Holdco LLC , Initial U.S. Dollar CME Term
Loan , 9.166% , ( 1-month SOFR + 3.75% ), 5/12/28 ... United States 2,265,730 2,269,978 0 .49
h
APX Group, Inc. , Initial CME Term Loan , 8.194% ,
( 1-month SOFR + 2.75%; 3-month SOFR + 1.75% ),
7/10/28 ................................... United States 786,338 788,414 0 .17
Prime Security Services Borrower LLC , First Lien, 2024
Refinancing CME Term Loan, B1 , 7.579% , ( 3-month
SOFR + 2.25% ), 10/13/30 ..................... United States 1,399,369 1,403,805 0 .30
4,462,197 0 .96
a a a a a a
Semiconductor Materials & Equipment
i
MKS Instruments, Inc. , 2023-1 Dollar CME Term Loan, B ,
7.823% , ( 1-month SOFR + 2.5% ), 8/17/29 ......... United States 2,347,990 2,355,339 0 .51
i
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC , First Lien, Initial CME Term Loan ,
8.659% , ( 3-month SOFR + 3.25% ), 1/24/29 ........ United States 1,611,830 1,562,090 0 .34
Triton Water Holdings, Inc. ,
First Lien, 2024 Incremental CME Term Loan , 9.302% ,
( 3-month SOFR + 4% ), 3/31/28 ................. United States 166,250 166,749 0 .04
First Lien, Initial CME Term Loan , 8.814% , ( 3-month
SOFR + 3.25% ), 3/31/28 ...................... United States 1,542,654 1,538,504 0 .33
3,267,343 0 .71
a a a a a a
i
Specialized Consumer Services
Pre-Paid Legal Services, Inc. , First Lien, Initial CME Term
Loan , 9.18% , ( 1-month SOFR + 3.75% ), 12/15/28 ... United States 563,970 561,370 0 .12
Sedgwick Claims Management Services, Inc. , 2023 CME
Term Loan , 9.077% , ( 1-month SOFR + 3.75% ), 2/24/28 United States 3,055,372 3,071,428 0 .67
Wand NewCo 3, Inc. , First Lien, 2024 Refinancing CME
Term Loan , 9.066% , ( 1-month SOFR + 3.75% ), 1/30/31 United States 230,769 232,545 0 .05

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
i
Specialized Consumer Services (continued)
WW International, Inc. , Initial CME Term Loan , 8.93% ,
( 1-month SOFR + 3.5% ), 4/13/28 ................ United States 1,260,362 $ 576,029 0 .12
4,441,372 0 .96
a a a a a a
i
Specialized Finance
Red Planet Borrower LLC , Initial CME Term Loan ,
9.166% , ( 1-month SOFR + 3.75% ), 10/02/28 ....... United States 1,391,314 1,366,709 0 .30
Verscend Holding Corp. , CME Term Loan, B1 , 9.445% ,
( 1-month SOFR + 4% ), 8/27/25 ................. United States 2,701,064 2,704,440 0 .59
4,071,149 0 .89
a a a a a a
i
Specialty Chemicals
Hexion Holdings Corp. ,
First Lien, Initial CME Term Loan , 9.976% , ( 3-month
SOFR + 4.5% ), 3/15/29 ....................... United States 2,554,500 2,516,387 0 .54
h
Second Lien, Initial CME Term Loan , 12.853% ,
( 1-month SOFR + 7.438% ), 3/15/30 .............. United States 1,837,209 1,649,814 0 .36
Nouryon Finance BV , Extended Dollar CME Term Loan ,
9.419% , ( 3-month SOFR + 4% ), 4/03/28 .......... Netherlands 1,210,568 1,215,301 0 .26
PMHC II, Inc. , Initial CME Term Loan, B , 9.706% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 3,883,307 3,833,911 0 .83
9,215,413 1 .99
a a a a a a
i
Systems Software
DCert Buyer, Inc. , First Lien, Initial CME Term Loan ,
9.316% , ( 1-month SOFR + 4% ), 10/16/26 .......... United States 1,409,695 1,407,947 0 .31
Idera, Inc. , First Lien, CME Term Loan, B1 , 9.206% ,
( 3-month SOFR + 3.75% ), 3/02/28 ............... United States 1,371,085 1,367,548 0 .30
Ivanti Software, Inc. ,
First Lien, 2021 Specified Refinancing CME Term Loan ,
9.814% , ( 3-month SOFR + 4.25% ), 12/01/27 ....... United States 906,986 844,916 0 .18
First Lien, First Amendment CME Term Loan , 9.555% ,
( 3-month SOFR + 4% ), 12/01/27 ................ United States 91,450 84,706 0 .02
McAfee Corp. , CME Term Loan, B1 , 9.177% , ( 1-month
SOFR + 3.75% ), 3/01/29 ...................... United States 2,718,514 2,727,961 0 .59
Precisely Software, Inc. , First Lien, Third Amendment
CME Term Loan , 9.841% , ( 3-month SOFR + 4.25% ),
4/24/28 ................................... United States 849,296 847,440 0 .18
Quest Software US Holdings, Inc. , First Lien, Initial CME
Term Loan , 9.73% , ( 3-month SOFR + 4.25% ), 2/01/29 United States 1,273,538 900,232 0 .20
Sophos Holdings SARL , First Lien, Dollar CME Term
Loan , 8.933% , ( 1-month SOFR + 3.5% ), 3/05/27 .... Luxembourg 1,492,253 1,497,513 0 .32
Sovos Compliance LLC , First Lien, Initial CME Term
Loan , 9.93% , ( 1-month SOFR + 4.5% ), 8/11/28 ..... United States 2,201,727 2,179,082 0 .47
11,857,345 2 .57
a a a a a a
Technology Hardware, Storage & Peripherals
i
Magenta Buyer LLC , First Lien, Initial CME Term Loan ,
10.574% , ( 3-month SOFR + 5% ), 7/27/28 .......... United States 2,352,531 1,200,520 0 .26
Transaction & Payment Processing Services
i
Boost Newco Borrower LLC , USD CME Term Loan, B ,
8.309% , ( 3-month SOFR + 3% ), 1/31/31 .......... United States 2,919,565 2,933,258 0 .63
Wireless Telecommunication Services
i
Crown Subsea Communications Holding, Inc. , Initial CME
Term Loan , 10.08% , ( 3-month SOFR + 4.75% ), 1/30/31 United States 1,129,032 1,139,617 0 .25
Total Senior Floating Rate Interests (Cost $ 380,259,666 ) ..................
374,391,674 81 .14

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares/Units a Value
% of Net
Assets
a a a a a a
Escrows and Litigation Trusts
a,b
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 $ — 0.00
a,b
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 432,965,952 ) ........................
418,728,362 90 .75
a
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
k
Joint Repurchase Agreement , 5.25% , 5/01/24 (Maturity Value $ 51,373,130 )
BNP Paribas Securities Corp. (Maturity Value $13,272,761)
Deutsche Bank Securities, Inc. (Maturity Value $18,190,712)
HSBC Securities (USA), Inc. (Maturity Value $19,909,657)
Collateralized by U.S. Government Agency Securities, 5.5%, 5/20/53;
and U.S. Treasury Notes, 0.63% - 3.25%, 6/30/27 - 3/31/29 (valued at
$ 52,412,996 ) ............................................. 51,365,640 51,365,640 11 .13
Total Repurchase Agreements (Cost $ 51,365,640 ) ........................
51,365,640 11 .13
a a a
a a
Country Shares a Value
% of Net
Assets
a a a a a a
Investments from Cash Collateral Received
for Loaned Securities
Money Market Funds
d,l
Institutional Fiduciary Trust - Money Market Portfolio ,
5.006% ................................... United States 452,000 452,000 0 .10
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 452,000 ) ......................................................
452,000 0 .10
Total Short Term Investments (Cost $ 51,817,640 ) .........................
51,817,640 11 .23
a
Total Investments (Cost $ 484,783,592 ) ..................................
$470,546,002 101 .98
Other Assets, less Liabilities ...........................................
(9,121,335) ( 1 .98 )
Net Assets ...........................................................
$461,424,667 100.00

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 23 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 6 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
See Note 5 regarding investments in affiliated management investment companies.
e
A portion or all of the security is on loan at April 30, 2024.
f
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At April 30, 2024, the aggregate value of these securities was $21,954,849, representing 4.8% of net assets.
g
Income may be received in additional securities and/or cash.
h
A portion or all of the security purchased on a delayed delivery basis.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At April 30, 2024, all repurchase agreements had been entered into on April 30, 2024.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Restricted Securities
At April 30, 2024, investments in restricted securities, excluding securities exempt from registration under the Securities Act of
1933, were as follows:
4. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended April 30, 2024, investments in “affiliated companies” were as follows:
1
5. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended April 30,
2024, the Fund held investments in affiliated management investment companies as follows:
Shares Issuer
Acquisition
Date Cost Value
Franklin Floating Rate Master Series
213,184 Talos Energy, Inc. ............................ 3/04/24 $ 2,824,688 $ 2,782,310
Total Restricted Securities (Value is 0.6% of Net Assets) .............. $2,824,688 $2,782,310
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Onsite Rental Group
Operations Pty. Ltd.,
Escrow Account .... $ 597,306 $ — $ (752,864)
a
$ 149,155 $ 6,403 $ —
b
— $ 28,975
c
Quarternorth Energy
Holding, Inc. ...... 12,812,668 — (19,606,933) 8,966,047 (2,171,782) —
b
— —
Total Affiliated Securities
(Value is —% of Net
Assets) .......... $13,409,974 $— $(20,359,797) $9,115,202 $(2,165,379) $— $28,975
a
May include accretion, amortization, and/or other cost basis adjustments.
b
As of April 30, 2024, no longer held by the fund.
c
Includes non-cash dividend/interest received.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
6. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of April 30, 2024, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,781,724 $— $— $— $77,321 $6,859,045 281,166 $415,178
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.006% $— $1,247,000 $(795,000) $— $— $452,000 452,000 $1,894
Total Affiliated Securities ... $6,781,724 $1,247,000 $(795,000) $— $77,321 $7,311,045 $417,072
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ 6,199,879 $ — $ 6,199,879
Leisure Facilities ....................... — 18,981 — 18,981
Oil & Gas Exploration & Production ......... — — 2,782,310 2,782,310
Management Investment Companies ......... 12,946,410 — — 12,946,410
Preferred Stocks ........................ — 3,695 — 3,695
Warrants .............................. — — 60 60
Corporate Bonds ........................ — 22,385,353 — 22,385,353
Senior Floating Rate Interests ............... — 374,391,674 — 374,391,674
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 452,000 51,365,640 — 51,817,640
Total Investments in Securities ........... $13,398,410 $454,365,222 $2,782,370 $470,546,002
5. Investments in Affiliated Management Investment Companies
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
a
Includes financial instruments determined to have no value.
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
LIBOR
London Interbank Offered Rate
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
6. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.